As filed with the U.S. Securities and Exchange Commission on May 27, 2016

Securities Act File No. 333-207814

Investment Company Act File No. 811-23112

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 4	☒

JANUS DETROIT STREET TRUST

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices)    (Number, Street, City, State, Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Stephanie Grauerholz

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

With Copies to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, District of Columbia 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:  (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or
☒	on June 7, 2016 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JANUS DETROIT STREET TRUST

CONTENTS OF REGISTRATION STATEMENT ON FORM N-1A

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 2 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 3 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to Rule 485(a)(2) on March 16, 2016 to establish The Organics ETF, The Health and Fitness ETF, The Obesity ETF and The Long-Term Care ETF, each a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on May 31, 2016.

This Post-Effective Amendment No. 3 under the 1933 Act and Amendment No. 4 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating June 7, 2016 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, and State of Colorado, on the 27th day of May, 2016.

JANUS DETROIT STREET TRUST

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following person(s) in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	May 27, 2016

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	May 27, 2016

Clifford J. Weber* Clifford J. Weber	Chairman and Trustee	May 27, 2016

Maureen T. Upton* Maureen T. Upton	Trustee	May 27, 2016

Jeffrey B. Weeden* Jeffrey B. Weeden	Trustee	May 27, 2016

Michael Drew Elder* Michael Drew Elder	Trustee	May 27, 2016

/s/ Stephanie Grauerholz

*By:	Stephanie Grauerholz

Attorney-in-Fact

Powers of Attorney, dated February 18, 2016, are is incorporated herein by reference as Exhibit (q)(1) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.